Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
1. Description of the Plan
The following description of the Revvity, Inc. Savings Plan (the “Plan”), as in effect for the years ended December 31, 2025 and 2024, is provided for general information purposes only. Participants should refer to the Plan document for more complete information.
General
The Plan is a defined contribution plan covering substantially all domestic employees of Revvity, Inc. (the “Company” or the “Plan Sponsor”). The Plan also covers employees of each wholly owned domestic subsidiary that has entered into an agreement to adopt the Plan. The Plan is administered by an administrative committee (the “Plan administrator”), which has overall responsibility for interpreting the provisions of the Plan and providing the trustee with any information required in the discharge of its duties. Fidelity Management Trust Company (“FMTC”) serves as the trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
Contributions
Participation in the Plan is voluntary. As defined in the Plan, eligibility commences the date the employee completes an hour of service for the Company. Participants may elect to make voluntary before-tax
or Roth 401(k) contributions of up to 90% of their eligible compensation, subject to statutory limits, and after-tax
contributions up to statutory or other limits defined by the Plan. In order to maintain the Plan’s status as nondiscriminatory, the contribution amounts for highly compensated employees may be limited. Participants age 50 or over may be eligible to make additional contributions, subject to certain Internal Revenue Code (the “Code”) limitations. Participants may also contribute amounts distributed to them by other qualified benefit plans.
All eligible participants receive matching contributions on a per-pay-period
basis of 100% of the first 5% of eligible compensation up to the applicable Code limits.
As defined in the Plan, the Company may make supplemental contributions at its discretion. There were no supplemental contributions made during 2025 or 2024.
Participant Accounts
Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, the Company’s matching contribution, supplemental contributions, allocations of Plan earnings, and are charged with an allocation of Plan losses and administrative expenses. Allocations are based on participant earnings, deferrals or account balances, as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting and Forfeitures
Participants are vested immediately in their voluntary contributions plus actual earnings thereon. All active participants are vested immediately in the Company’s contribution portion of participants’ accounts. Also, if a participant terminated employment due to death, disability or retirement, as defined in the Plan, his or her account balance remains 100% vested.
At December 31, 2025 and 2024, forfeited accounts totaled $54,156 and $22,887, respectively. These forfeitures arose from contributions that were subject to former vesting schedules in place prior to February 1, 2011 and any adjustments and uncashed checks. Forfeited balances are used to reduce future Company contributions or to pay reasonable administrative expenses of the Plan. During the Plan years ended December 31, 2025 and 2024, forfeitures in the amount of $56,240 and $18,750, respectively, were used to pay Plan expenses.

Investments
Participants direct the investment of their contributions and Company contributions into various investment options offered by the Plan. The Plan currently offers mutual funds, collective investment trusts, a common collective trust fund, participant-directed brokerage accounts, and a Company stock fund, subject to certain limitations, as investment options for participants.
Notes Receivable from Participants
Participants may borrow from their fund accounts from a minimum of $1,000 up to a maximum of $50,000 or 50% of their vested account balances, whichever is less. The notes are secured by the balance in the participant’s account and bear interest at rates fixed for the term of the note by the Plan administrator based on interest rates currently being charged by commercial lending institutions. The period of repayment for any note is determined by the participant, but in no event shall the stated repayment period exceed 60 months, unless the note is used to purchase a principal residence, in which case, a longer payment period is permitted. Principal and interest are paid ratably through payroll deductions.
Payment of Benefits
Upon termination of service, death, or disability, a participant may receive the value of the vested interest in his or her account as a lump-sum
distribution. A participant may withdraw the balance of his or her after tax contributions or elect to roll over their vested balance to another qualified retirement plan or IRA at any time. A participant may also elect to receive a distribution upon attaining age 59
1
⁄
2
or in
cases
of hardship. Benefit payments to participants are recorded upon distribution.